Going Concern- Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2011
Gross proceeds from issuance of private placement		$ 1,722,100
Convertible notes, principal and interest amount		1,350,000
Common Stock [Member]
Gross proceeds from issuance of private placement		825,000
Convertible Promissory Note [Member]
Gross proceeds from issuance of private placement		700,000
Secured Convertible Promissory Note [Member]
Gross proceeds from issuance of private placement	$ 2,600,000,000	$ 4,000,000